4. ACQUISITION OF DOLPHIN FILMS, INC. (Details 1) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Production		$ 1,398,839	$ 1,140,000	$ 4,625,801	$ 1,144,157	$ 9,367,222	$ 3,031,073	[1]
Membership							69,761
Total revenue		6,808,014	1,146,225	15,172,517	1,171,410	9,395,625	3,100,834	[1]
Expenses:
Direct costs		427,926	1,375,734	2,927,817	1,378,173	10,661,241	2,587,257	[1]
Impairment of deferred production costs							213,300
Selling, general and administrative		628,564	370,984	1,871,258	1,019,641	1,245,689	1,845,088	[1]
Legal and professional		208,637	689,523	1,098,728	1,576,963	2,405,754	2,392,556	[1]
Payroll		3,482,246	350,264	7,284,734	1,101,465	1,462,589	1,435,765	[1]
Loss before other income (expense)		1,740,202	(10,878,153)	1,039,168	(13,142,705)	(17,702,264)	(5,373,132)	[1]
Other Income (Expense)
Other income		0	0	0	9,660	9,660	96,302	[1]
Interest expense		(424,187)	(613,651)	(1,273,166)	(3,768,727)	(4,241,841)	(3,559,532)	[1]
Net loss							(8,836,362)
Net Income attributable to non- controlling interest		0	1,556	0	6,813	0	17,440	[1]
Net loss attributable to Dolphin Films, Inc.		6,172,578	(11,540,729)	9,575,304	(22,799,765)	0	(4,786,341)	[1]
Net Loss attributable to Dolphin Digital Media, Inc.							(4,067,461)
Net loss		$ 6,172,578	$ (11,539,173)	$ 9,575,304	$ (22,792,952)	$ (37,189,679)	$ (8,836,362)	[1]
Basic and Diluted Loss per Share						$ (9.67)	$ (4.32)	[1]
Weighted average number of shares used in share calculation						4,389,097	2,047,309	[1]
Dolphin Digital Media, Inc
Revenues:
Production	[2]						$ 2,929,518
Membership	[2]						69,761
Total revenue	[2]						2,999,279
Expenses:
Direct costs	[2]						2,290,645
Impairment of deferred production costs	[2]
Selling, general and administrative	[2]						2,478,794
Legal and professional	[2]
Payroll	[2]						1,435,765
Loss before other income (expense)	[2]						(3,205,925)
Other Income (Expense)
Other income	[2]						96,302
Interest expense	[2]						(940,398)
Net loss	[2]						(4,050,021)
Net Income attributable to non- controlling interest	[2]						17,440
Net loss attributable to Dolphin Films, Inc.	[2]
Net Loss attributable to Dolphin Digital Media, Inc.	[2]						(4,067,461)
Net loss	[2]						$ (4,050,021)
Basic and Diluted Loss per Share	[2]						$ (1.98)
Weighted average number of shares used in share calculation	[2]						2,047,309
Dolphin Films, Inc. (unaudited)
Revenues:
Production							$ 101,555
Membership							0
Total revenue							101,555
Expenses:
Direct costs							296,612
Impairment of deferred production costs							213,300
Selling, general and administrative							341,772
Legal and professional							1,417,078
Payroll
Loss before other income (expense)							(2,167,207)
Other Income (Expense)
Other income
Interest expense							(2,619,134)
Net loss							(4,786,341)
Net Income attributable to non- controlling interest
Net loss attributable to Dolphin Films, Inc.							(4,786,341)
Net Loss attributable to Dolphin Digital Media, Inc.
Net loss							(4,786,341)
Acquisition Adjustments
Expenses:
Selling, general and administrative							(975,478)
Legal and professional							975,478
Other Income (Expense)
Net loss							$ 0

[1]	Financial information has been retrospectively adjusted for the acquisition of Dolphin Films, Inc. See Notes 1 and 4.
[2]	Previously reported on Form 10-K filed with the SEC March 31, 2016